24. Shareholders' equity (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfShareholdersEquityLineItems [Line Items]
Subscribed and paid-up capital	266,845,000	266,579,000
Cumulative other comprehensive income	R$ 20	R$ 16
Common Shares
DisclosureOfShareholdersEquityLineItems [Line Items]
Subscribed and paid-up capital	99,680,000	99,680,000
Preferred Shares
DisclosureOfShareholdersEquityLineItems [Line Items]
Subscribed and paid-up capital	167,165,000	166,899,000